Cover	Nov. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2025
Entity File Number	333-287884
Entity Registrant Name	SUN
Entity Central Index Key	0002070845
Entity Tax Identification Number	35-2871996
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	10 Lily Pond Lane
Entity Address, City or Town	East Hampton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11937
City Area Code	(424)
Local Phone Number	465-0407
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true